PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 7 - PROPERTY AND EQUIPMENT, NET:

Composition of property and equipment grouped by major classifications is as follows:

	December 31
	2023	2022
Computers	1,334	1,191
Office furniture and equipment	670	562
Molds	2,592	2,550
Leasehold improvements	1,243	829
	5,839	5,132
Less: accumulated depreciation	(3,457)	(2,834)
Total property and equipment, net	2,382	2,298

Total depreciation and amortization in respect of property and equipment were $623, $680 and $517 for the years ended December 31, 2023, 2022 and 2021, respectively.